Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2025	¥ 2,734
2026	2,607
2027	348
Total lease payment	5,689
Less imputed interest	(177)
Present value of operating lease liabilities	5,512	$ 755
Less: current obligation	(2,645)	(362)	¥ (2,479)
Long-term obligation as of December 31, 2024 (RMB)	2,867	393	5,396
Long-term obligation as of December 31, 2024 (US$) (in Dollars)	¥ 2,867	$ 393	¥ 5,396